Loss per Common Share (Tables)	12 Months Ended
May 31, 2023
Loss per Common Share
Schedule of reconciliation of the numerators and denominators of basic and diluted net loss per share

	Fiscal years ended May 31,
(in thousands, except per share amounts)	2023	2022
Net loss	$(79,824)	$(210,820)
Less: Deemed dividends	(5,417)	—
Less: Accrued preferred stock dividends	(1,495)	(1,628)
Net loss applicable to common stockholders	$(86,736)	$(212,448)
Basic and diluted:
Weighted average common shares outstanding	836,528	676,900
Loss per share	$(0.10)	$(0.31)

Schedule of securities excluded from computation of earnings per share

	Fiscal years ended May 31,
(in thousands)	2023	2022
Stock options, warrants, and unvested restricted stock units	281,023	106,002
Convertible notes	12,000	12,000
Convertible preferred stock	34,071	32,535